1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000

September 20, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4644

Re:	Medallion Financial Corp.
Securities Act File No. 333-178644
Investment Company Act File No. 814-00188

Ladies and Gentlemen:

On behalf of Medallion Financial Corp. (the “Company”), pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, we hereby file via EDGAR transmission post-effective amendment No. 2 to the Company’s Registration Statement on Form N-2. This POS 8C filing is being made for the purpose of providing updated financial and certain other information pertaining to the Company since the date of the prior Registration Statement.

Any questions or comments concerning this filing should be directed to the undersigned at (202) 303-1275.

Very truly yours,

/s/ James G. Silk

James G. Silk

Partner

Willkie Farr & Gallagher LLP

cc:	Andrew M. Murstein, President, Medallion Financial Corp.
Jeffrey Yin, Esq., Chief Compliance Officer and General Counsel, Medallion Financial Corp.
Mario M. Cuomo, Esq., Willkie Farr & Gallagher LLP

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